Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Millions, $ in Billions	1 Months Ended						12 Months Ended
	Nov. 30, 2024 USD ($)	Jan. 31, 2023 CNY (¥) shares	Jan. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 HKD ($) shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 CNY (¥) shares	Dec. 31, 2022 USD ($) shares
Ordinary shares
Net proceeds from the offering, after deducting offerings expenses | ¥									¥ 2,689,380
ADSs
Ordinary shares
Ordinary shares, issued (in shares)		15,344,000	15,344,000
Net proceeds from the offering, after deducting offerings expenses		¥ 2,689,400	$ 396.9
Price per share | $ / shares			$ 26.65
ADSs | Share Repurchase Authorization Programme March Two Thousand And Twenty Two [Member]
Ordinary shares
Shares authorized to be repurchased value | $				$ 500.0
Stock repurchase programme period in force				24 months
Treasury stock shares acquired									0	2,600,000
Treasury stock shares acquired cost method | $										$ 53.6
Publicly Traded Securities | Share Repurchase Authorization Programme Nov Two Thousand And Twenty Four [Member]
Ordinary shares
Shares authorized to be repurchased value | $	$ 200.0
Stock repurchase programme period in force	24 months
Treasury stock shares acquired							800,000	800,000
Treasury stock shares acquired cost method							¥ 117,500	$ 16.4
Class Z Ordinary Shares
Ordinary shares
Ordinary shares, issued (in shares)					28,750,000	28,750,000
Net proceeds from the offering, after deducting offerings expenses					¥ 19,300,000	$ 22.9
Class Z Ordinary Shares | Over-allotment option [Member]
Ordinary shares
Ordinary shares, issued (in shares)					3,750,000	3,750,000